Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2019
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Goodwill and other intangible assets
Note 14. Goodwill and other intangible assets
Changes in goodwill and other intangible assets for the year ended December 31, 2019 and for the periods from April 4, 2018 through December 31, 2018, for the period from January 1, 2018 through April 3, 2018 and for the year ended December 31, 2017 are as follows:

		Other intangible assets
Cost	Goodwill	Software licenses	Exploration rights	Total
As of January 1, 2017	—	5,042	—	5,042

Additions	—	240	—	240

As of December 31, 2017	—	5,282	—	5,282

Additions	—	13	—	13

As of April 3, 2018	—	5,295	—	5,295

Additions	—	1,805	29,681	31,486
Additions from business combinations (Note 31)	28,484	75	—	75
Accumulated depreciation from business combination of PELSA to arrive to net book value	—	(4,459)	—	(4,459)

As of December 31, 2018	28,484	2,716	29,681	32,397

Additions	—	4,225	—	4,225
Disposals	—	—	(278)	(278)

As of December 31, 2019	28,484	6,941	29,403	36,344

Accumulated amortization
As of January 1, 2017	—	(3,506)	—	(3,506)

Amortization charge for the year	—	(755)	—	(755)

As of December 31, 2017	—	(4,261)	—	(4,261)

Amortization charge for the period	—	(198)	—	(198)

As of April 3, 2018	—	(4,459)	—	(4,459)

Reversal of accumulated depreciation from business combination of PELSA	—	4,459	—	4,459
Amortization charge for the period	—	(797)	—	(797)

As of December 31, 2018	—	(797)	—	(797)

Amortization charge for the period	—	(1,518)	—	(1,518)

As of December 31, 2019	—	(2,315)	—	(2,315)

Net book value
As of December 31, 2019	28,484	4,626	29,403	34,029

As of December 31, 2018	28,484	1,919	29,681	31,600

As of December 31, 2017	—	1,021	—	1,021

Goodwill arises from the business combinations (see Note 31) principally because the Company’s ability to capture unique synergies that can be realized from managing a portfolio of the acquired oil and gas fields
Software licenses are being amortized over the estimated useful economic life of three years.
For impairment testing purposes, the goodwill generated through the PELSA and APCO business combinations (Notes 31.1 and 31.3) has been allocated to the CGU unconventional oil and gas operated in Argentina, while the goodwill generated through the JDM / Medanito business combination (Note 31.2) has been allocated to the CGU conventional oil and gas operated in Argentina.

Exploration rights relates to the acquisition of 50% working interest in three oil and gas properties in which Jaguar Exploration and Production of Hydrocarbons S.A.P.I. de C.V. (“Jaguar”) and Pantera Exploración y Producción, S.A.P.I. de C.V. (“Pantera”) were licensees (Note 29.3.10).